Commitments and Contingencies (Energy Purchase Commitments) (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fuel
Loss Contingencies [Line Items]
Maximum Maturity Date		2023
Limestone [Member]
Loss Contingencies [Line Items]
Maximum Maturity Date		2030
Natural Gas Storage [Member]
Loss Contingencies [Line Items]
Maximum Maturity Date		2026
Natural Gas Transportation [Member]
Loss Contingencies [Line Items]
Maximum Maturity Date		2032
Power, excluding wind [Member]
Loss Contingencies [Line Items]
Maximum Maturity Date		2021
Renewable Energy Credit [Member]
Loss Contingencies [Line Items]
Maximum Maturity Date		2021
Wind Power [Member]
Loss Contingencies [Line Items]
Maximum Maturity Date		2027
Fuel | Loss on Long-term Purchase Contracts
Loss Contingencies [Line Items]
Coal contract modification charges	$ 41		$ 29